Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
9. Property, plant and equipment
The following table summarizes the movements of property, plant and equipment during 2025:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2025

Cost	376	9 526	1 610	9 046	20 558

Accumulated depreciation and impairment	-5	-4 984	-7	-6 104	-11 100

Net book value	371	4 542	1 603	2 942	9 458

At January 1, 2025	371	4 542	1 603	2 942	9 458

Impact of acquisitions applying the optional concentration test		1		3	4

Reclassifications	1	400	-973	572

Additions	34	119	1 058	274	1 485

Disposals and derecognitions	-7	-6	-7	-24	-44

Depreciation charge		-362		-589	-951

Impairment charge	-4	-6	-2	-12	-24

Currency translation effects	41	341	175	297	854

At December 31, 2025	436	5 029	1 854	3 463	10 782

At December 31, 2025

Cost	446	10 746	1 863	10 453	23 508

Accumulated depreciation and impairment	-10	-5 717	-9	-6 990	-12 726

Net book value	436	5 029	1 854	3 463	10 782

Commitments for purchases of property, plant and equipment [1]					683

Capitalized borrowing costs					8

[1] The estimated timing of the commitments for purchase of property, plant and equipment are as follows: 2026: USD 546 million, 2027: USD 117 million and 2028: USD 20 million.
The following table summarizes the movements of property, plant and equipment during 2024:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2024

Cost	403	10 147	1 213	9 630	21 393

Accumulated depreciation and impairment	-5	-5 251	-7	-6 616	-11 879

Net book value	398	4 896	1 206	3 014	9 514

At January 1, 2024	398	4 896	1 206	3 014	9 514

Impact of acquisitions of businesses		6		14	20

Reclassifications	1	136	-569	432

Additions	0	73	1 082	229	1 384

Disposals and derecognitions	-4	-35	-19	-58	-116

Depreciation charge		-327		-558	-885

Impairment charge	-5	-13	-3	-27	-48

Reversal of impairment charge				1	1

Currency translation effects	-19	-194	-94	-105	-412

At December 31, 2024	371	4 542	1 603	2 942	9 458

At December 31, 2024

Cost	376	9 526	1 610	9 046	20 558

Accumulated depreciation and impairment	-5	-4 984	-7	-6 104	-11 100

Net book value	371	4 542	1 603	2 942	9 458

Commitments for purchases of property, plant and equipment					770

Capitalized borrowing costs					5

Property, plant and equipment is depreciated on a straight-line basis in the consolidated income statement over the estimated useful life of the individual asset. The related depreciation expense is included in the costs of the functions using the asset.
The following table shows the estimated useful life by major categories for property, plant and equipment:
Useful life

Buildings	20 to 40 years

Machinery and other equipment

Machinery and equipment	7 to 20 years

Furniture and vehicles	5 to 10 years

Computer hardware	3 to 7 years

Property, plant and equipment is assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections over the useful life. Impairment charges and impairment reversals are included in the costs of the functions using the asset or if resulting from a restructuring program in “Other expense” for impairments and in “Other income” for impairment reversals in the consolidated income statement.
The following table shows the property, plant and equipment depreciation charge, impairment charge and reversals of impairment charge for continuing operations for the years ended December 31, 2025, 2024 and 2023[1]:
(USD millions)	2025	2024	2023

Depreciation charge	-951	-885	-916

Impairment charge	-24	-48	-106

Impairment reversals		1	16

[1] Note 29 provides disclosure of discontinued operations depreciation charge, impairment charge and reversals of impairment charge.